Long-Term Debt - Additional Information (Details) € in Millions				1 Months Ended			12 Months Ended
	Jan. 15, 2021 USD ($)	Oct. 03, 2018 USD ($)	Oct. 03, 2018 EUR (€)	Oct. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	May 18, 2021 USD ($)
Debt Instrument [Line Items]
Repayment of senior unsecured notes							$ 400,000,000.0	$ 0	$ 0
Loss on early debt extinguishment							13,100,000	0	1,000,000.0
Repayments of 364-day term loan facility							$ 0	$ 0	458,800,000
4.75% Senior Unsecured Notes Due 2025 | Senior Notes
Debt Instrument [Line Items]
Repayment of senior unsecured notes	$ 400,000,000.0
Interest rate (as percent)	4.75%							4.75%
Loss on early debt extinguishment	$ 13,100,000
Call redemption premiums	9,500,000
Unamortized financing costs	$ 3,600,000
3.625% Senior Unsecured Notes Due 2026 | Senior Notes
Debt Instrument [Line Items]
Interest rate (as percent)				3.625%			3.625%
Proceeds from long-term borrowings		$ 458,800,000	€ 400.0	€ 400.0
5.000% Senior Unsecured Notes Due 2028
Debt Instrument [Line Items]
Interest rate (as percent)					5.00%
5.000% Senior Unsecured Notes Due 2028 | Senior Notes
Debt Instrument [Line Items]
Interest rate (as percent)							5.00%
Proceeds from long-term borrowings					$ 400,000,000.0
364-day term loan facility
Debt Instrument [Line Items]
Loss on early debt extinguishment									$ 1,000,000.0
Repayments of 364-day term loan facility | €			€ 400.0	€ 400.0
Debt instrument, term				364 days
Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, term						5 years
Maximum borrowing capacity						$ 500,000,000.0
Line of credit facility, current borrowing capacity							$ 500,000,000.0
Remaining borrowing capacity							$ 495,300,000
Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Amount drawn under line of credit										$ 110,000,000.0
Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee percentage (as percent)							0.20%
Revolving Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							1.25%
Revolving Credit Facility | Minimum | Base rate
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							0.25%
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee percentage (as percent)							0.35%
Revolving Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							2.00%
Revolving Credit Facility | Maximum | Base rate
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							1.00%
Letter of Credit | Line of Credit
Debt Instrument [Line Items]
Amount drawn under line of credit							$ 0
Bank Guarantee | Line of Credit
Debt Instrument [Line Items]
Amount drawn under line of credit							$ 4,700,000